SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2020
Short-term Investments	Short-term investments consisted of the following:

	As of September 30,
	2019	2020
	US$	US$
Held-to-maturity investments	1,517	—
Available-for-sale investments	20,601	20,343

	22,118	20,343